Share Capital (Details) - Schedule of Continuity for Stock Options	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares
Schedule Of Continuity For Stock Options Abstract
Number of Shares, Balance, fully vested and exercisable (in Shares) | shares	1,757,894	1,036,842
Weighted Average Exercise Price Balance, fully vested and exercisable	$ 1.1	$ 0.99
Number of Shares, Balance, fully vested and exercisable (in Shares) | shares	1,560,526	1,757,894	1,036,842
Weighted Average Exercise Price Balance, fully vested and exercisable	$ 1.04	$ 1.1	$ 0.99
Number of Shares, Granted		721,052	1,036,842
Weighted Average Exercise Price, Granted		$ 1.25	$ 0.99
Number of Shares, Expired	(197,368)
Weighted Average Exercise Price, Expired	$ 1.52